Label	Element	Value
Schroder Emerging Markets Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Emerging Markets Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect current fees.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2019, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by investing principally in a portfolio of equity securities of small cap emerging markets companies. The Fund's sub-adviser, Schroder Investment Management North America Ltd. ("SIMNA Ltd." or the "Sub-Adviser"), currently considers "emerging market" companies to be issuers listed or domiciled in, deriving a substantial portion of their revenues from, or having a substantial portion of their assets in countries represented in the MSCI Emerging Markets Small Cap Index (the "Index") or in any other widely-recognized index of emerging market securities. The Index includes stocks of issuers in 24 countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Sub-Adviser may in the future expand that universe of emerging market countries in light of economic, market and financial developments. The Fund invests in countries and companies that the Sub-Adviser believes offer the potential for capital appreciation. Although the Fund will typically seek to allocate its investments among a number of different emerging market countries, there is no percentage limit on the Fund's investments in any one emerging market country or geographic region; the Sub-Adviser may refer to the country allocation of the Fund's benchmark when making allocation decisions. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

The Sub-Adviser currently considers a company to be a small cap company if, at the time of purchase, its market capitalization places it among the companies that make up the bottom 30% of the total market capitalization of the emerging market universe. Solely for purposes of determining this 30% threshold, the Sub-Adviser shall reference the market capitalization of companies included in the MSCI Emerging Markets Investable Market Index or in any other widely-recognized index of emerging market securities. The market capitalization range of the MSCI Emerging Markets Investable Market Index was $10.2 million to $337.8 billion, as of January 31, 2018, and is expected to change frequently. In selecting companies for investment by the Fund, the Sub-Adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Sub-Adviser also considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Sub-Adviser believes they are fully priced or to take advantage of other investments the Sub-Adviser considers more attractive.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies the Sub-Adviser considers to be "emerging market" small cap companies at the time of investment. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund may invest in common and preferred stocks (or units of ordinary and preference shares), securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, index-linked warrants, and securities issued in initial public offerings ("IPOs"). The Fund may invest in participatory notes, sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing ownership of foreign securities. The Fund may invest in securities of closed-end investment companies and exchange-traded funds ("ETFs") (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges). An investment in a closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of small cap emerging market issuers, or other funds with comparable investment policies, will be treated as an investment in equity securities of small cap emerging market issuers for purposes of determining the Fund's compliance with the 80% test described above (including in cases where the other fund's criteria for determining whether a company is a small cap emerging market company are not identical to those of the Fund).

Although the Fund does not intend to invest significantly in derivative instruments, it may use structured notes, equity-linked notes, swap transactions, index futures, and other derivatives instruments in pursuing its principal investment strategies. The notional value of the Fund's investments in derivatives that provide exposure comparable, in the judgment of the Sub-Adviser, to investments in emerging market small cap securities may be counted toward satisfaction of the 80% policy described above. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

• Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, as well as investments in small cap securities, tend to have greater exposure to liquidity risk;

• Leverage Risk: the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet any required asset segregation requirements;

• Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

• Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

• Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Small Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

• Depositary Receipts Risk: depositary receipts in which the Fund may invest are receipts listed on U.S. or non-U.S. exchanges that are issued by banks or trust companies to provide an investor an indirect investment in underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading markets. Unsponsored depositary receipts may be less liquid than sponsored depositary receipts;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Derivatives Risk: investing in derivative instruments, including structured notes, equity-linked notes, swap transactions and index futures, may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

• Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

• Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund's portfolio, increase the Fund's transaction costs and/or lead to the liquidation of the Fund;

Please see "Principal Risks of Investing in the Funds" in the Fund's full Prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows only the performance of the Fund's Investor Shares; performance of the Fund's R6 Shares would be more favorable than the performance of its Investor Shares because R6 Shares are subject to lower expenses. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns – Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 03/31/17	Lowest 12/31/16
10.85%	-4.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The bar chart shows only the performance of the Fund's Investor Shares; performance of the Fund's R6 Shares would be more favorable than the performance of its Investor Shares because R6 Shares are subject to lower expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for R6 Shares will vary as a result of the different expenses of the share class.

Schroder Emerging Markets Small Cap Fund | MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.84%
Since Inception	rr_AverageAnnualReturnSinceInception	17.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2015
Schroder Emerging Markets Small Cap Fund | R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMLRX
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.57%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.72%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%
One Year	rr_ExpenseExampleYear01	$ 137
Three Years	rr_ExpenseExampleYear03	1,119
Five Years	rr_ExpenseExampleYear05	2,105
Ten Years	rr_ExpenseExampleYear10	$ 4,596
1 Year	rr_AverageAnnualReturnYear01	29.15%
Since Inception	rr_AverageAnnualReturnSinceInception	19.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2015
Schroder Emerging Markets Small Cap Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMLNX
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.72%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.87%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	1,162
Five Years	rr_ExpenseExampleYear05	2,174
Ten Years	rr_ExpenseExampleYear10	$ 4,176
Annual Return 2016	rr_AnnualReturn2016	10.92%
Annual Return 2017	rr_AnnualReturn2017	29.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.31%)
1 Year	rr_AverageAnnualReturnYear01	29.15%
Since Inception	rr_AverageAnnualReturnSinceInception	18.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2015
Schroder Emerging Markets Small Cap Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.66%
Since Inception	rr_AverageAnnualReturnSinceInception	16.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2015
Schroder Emerging Markets Small Cap Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.77%
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2015

[1]	Management Fees and Other Expenses have been restated to reflect current fees.
[2]	"Other Expenses" shown for Investor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2017, the Fund paid 0% of the average daily net assets attributable to its Investor Shares under the plan.
[3]	In order to limit the Fund's expenses, the Fund's adviser, Schroder Investment Management North America Inc. ("Schroders" or the "Adviser"), has contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.